Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial assets
Cash and cash equivalents	$ 12,804	$ 13,108	$ 13,635
Time deposits in other financial institutions	4,201	3,711
Available-for-sale securities	71	134
Held-to-maturity securities	1,487	4,079
Loans receivable - net	258,244	238,468
Federal Home Loan Bank stock	6,482	6,482
Accrued interest receivable	679	710
Cash and cash equivalents	12,804	13,108
Term deposits in other financial institutions, Fair Value	4,201	3,711
Available-for-sale securities, Fair Value	71	134
Held-to-maturity securities, Fair Value	1,523	4,151
Loans receivable - net, Fair Value	269,606	242,456
Accrued interest receivable, Fair Value	679	710
Financial liabilities
Deposits	182,845	188,572
Federal Home Loan Bank advances	55,780	33,211
Advances by borrowers for taxes and insurance	818	741
Accrued interest payable	21	22
Deposits	182,347	188,634
Federal Home Loan Bank advances	55,881	33,517
Advances by borrowers for taxes and insurance	818	741
Accrued interest payable	21	22
Level 1 [Member]
Financial assets
Cash and cash equivalents	12,804	13,108
Term deposits in other financial institutions, Fair Value	4,201	3,711
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value
Financial liabilities
Deposits	78,561	81,814
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Level 2 [Member]
Financial assets
Cash and cash equivalents
Term deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value	71	134
Held-to-maturity securities, Fair Value	1,523	4,151
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	4	21
Financial liabilities
Deposits	103,786	106,820
Federal Home Loan Bank advances	55,881	33,517
Advances by borrowers for taxes and insurance	818	741
Accrued interest payable	21	22
Level 3 [Member]
Financial assets
Cash and cash equivalents
Term deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value	269,606	242,456
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	675	689
Financial liabilities
Deposits
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable